Related Party Transactions (Details) - Schedule of related party transactions - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Related Party Transaction [Line Items]
Borrowing Amount	$ 2,746,749	$ 9,092,860
Payment Amount	5,371,422	6,885,557
Xiaohong Yin [Member]
Related Party Transaction [Line Items]
Borrowing Amount	2,441,555	6,085,410
Payment Amount	4,303,242	4,215,335
Bozhen Gong [Member]
Related Party Transaction [Line Items]
Borrowing Amount	305,194	858,395
Payment Amount	$ 1,068,180	567,154
Tao Ling [Member]
Related Party Transaction [Line Items]
Borrowing Amount		1,719,857
Payment Amount		1,873,141
Yun Tan [Member]
Related Party Transaction [Line Items]
Borrowing Amount		429,198
Payment Amount		$ 229,927